Fair Value - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Millions	Jun. 30, 2026	Mar. 31, 2026
Financial assets
Short-term investments	$ 830	$ 850
Financial liabilities
Foreign currency forward contracts	9	10
Total financial liabilities	9	10
Fair Value, Inputs, Level 1, Level 2, and Level 3
Financial assets
Money market funds	2,487	2,456
Short-term investments	830	850
Equity investments	342	153
Available-for-sale debt securities	18	13
Total financial assets	3,677	3,472
Level 1
Financial assets
Money market funds	2,487	2,456
Short-term investments	830	850
Equity investments	290	96
Available-for-sale debt securities	0	0
Total financial assets	3,607	3,402
Financial liabilities
Foreign currency forward contracts	0	0
Total financial liabilities	0	0
Level 2
Financial assets
Money market funds	0	0
Short-term investments	0	0
Equity investments	0	0
Available-for-sale debt securities	0	0
Total financial assets	0	0
Financial liabilities
Foreign currency forward contracts	9	10
Total financial liabilities	9	10
Level 3
Financial assets
Money market funds	0	0
Short-term investments	0	0
Equity investments	52	57
Available-for-sale debt securities	18	13
Total financial assets	70	70
Financial liabilities
Foreign currency forward contracts	0	0
Total financial liabilities	$ 0	$ 0